NET REVENUES	6 Months Ended
Jun. 30, 2019
NET REVENUES
NET REVENUES

NOTE 5 - NET REVENUES:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	U.S dollars in thousands		U.S dollars in thousands
Commercialization of product	525	1,174	1,119	2,792
Promotional services	1,038	1,176	2,181	2,003
Total Net Revenues	1,563	2,350	3,300	4,795